INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS

7. INTANGIBLE ASSETS

	Software	HealthTab™	Corozon	Emerald	Total
	$	$	$	$	$
Cost
Balance, December 31, 2020	-	1	1	1	3
Additions	35,006	-	-	-	35,006
Balance, December 31, 2021	35,006	1	1	1	35,009
Additions	5,171	-	-	-	5,171
Balance, December 31, 2022	40,177	1	1	1	40,180

Accumulated Amortization
Balance, December 31, 2020	-	-	-	-	-
Amortization	3,501	-	-	-	3,501
Balance, December 31, 2021	3,501	-	-	-	3,501
Amortization	6,818	-	-	-	6,818
Balance, December 31, 2022	10,319	-	-	-	10,319

Carrying value
As at December 31, 2021	31,505	1	1	1	31,508
As at December 31, 2022	29,858	1	1	1	29,861

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022, 2021 and 2020

(Expressed in Canadian Dollars)